PROPERTY, PLANT, AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment [Table Text Block]
	June 30, 2026	December 31, 2025
Vehicle	$111,643	$51,149
Aircraft improvements	79,529	79,529
Engines	2,200,000	2,200,000
Display aircraft	150,763	150,763
	2,541,935	2,481,441

Accumulated depreciation	(225,870)	(84,464)
Net book value	$2,316,065	$2,396,977

	December 31, 2025	December 31, 2024
Vehicles	$51,149	$51,149
Aircraft improvements	79,529	79,529
Engines	2,200,000	-
Display aircraft	150,763	-
	2,481,441	130,678

Accumulated depreciation	(84,464)	(48,056)
Net book value	$2,396,977	$82,622

Schedule of depreciation expense [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025

Depreciation expense	$99,364	$5,081	$187,952	$10,161